Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,389,140	$ 2,953,721
Prepaid expenses and other current assets	913,005	267,562
Total current assets	3,302,145	3,221,283
Property and equipment, net	8,200,595	2,988,210
Operating lease right-of-use asset	853,889	933,145
Other noncurrent assets	139,636	0
Total assets	12,496,265	7,142,638
Current liabilities:
Accounts payable	1,354,903	59,679
Accrued expenses	361,246	42,500
Notes payable	33,854	46,900
Operating lease liability - current	45,903	38,072
Share liability	140,455	116,200
Total current liabilities	1,936,361	303,351
Operating lease liability - noncurrent	742,443	841,623
Total liabilities	2,678,804	1,144,974
Stockholders' equity
Preferred stock, $0.01 par value; 10,000,000 shares authorized, no shares issued and outstanding at December 31, 2022 and 2021	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized, 35,907,127 and 20,652,500 shares issued and outstanding at December 31, 2022 and 2021, respectively	359,071	206,525
Additional paid-in capital	16,756,426	8,380,343
Accumulated deficit	(7,553,066)	(2,607,927)
Accumulated other comprehensive income	255,030	18,723
Total stockholders' equity	9,817,461	5,997,664
Total liabilities and stockholders' equity	$ 12,496,265	$ 7,142,638